Finance costs (Details) - Schedule of Finance Costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Finance Costs [Line Items]
Interest on Finance Costs	$ 149	$ 72
Bank Overdrafts [Member]
Schedule of Finance Costs [Line Items]
Interest on Finance Costs	132	61
Bank Borrowings [Member]
Schedule of Finance Costs [Line Items]
Interest on Finance Costs	4
leases [Member]
Schedule of Finance Costs [Line Items]
Interest on Finance Costs	$ 13	$ 11